FAIR VALUE OF ASSETS AND LIABILITIES - Reconciliation for all liabilities measured at fair value (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Liabilities
Liabilities, beginning balance	$ 303,879,080
Liabilities, ending balance	311,994,122
Recurring Fair Value | Level 3
Liabilities
Liabilities, beginning balance	183,728	$ 399,689
Included in earnings	17,900	136,590
Purchases	71,774	194,801
Settlement	(64,713)	(145,404)
Reclassifications	(8,329)	(294,111)
Transfers into Level 3	142,697	55,969
Transfers out of Level 3	(107,529)	(83,215)
Liabilities, ending balance	235,528	264,319
Recurring Fair Value | Level 3 | Derivative financial instruments
Liabilities
Liabilities, beginning balance	183,728	399,689
Included in earnings	17,900	136,590
Purchases	71,774	194,801
Settlement	(64,713)	(145,404)
Reclassifications	(8,329)	(294,111)
Transfers into Level 3	142,697	55,969
Transfers out of Level 3	(107,529)	(83,215)
Liabilities, ending balance	235,528	264,319
Recurring Fair Value | Level 3 | Derivative financial instruments | Foreign exchange contracts
Liabilities
Liabilities, beginning balance	170,798	348,027
Included in earnings	18,019	141,187
Purchases	71,754	181,497
Settlement	(60,961)	(131,393)
Reclassifications	(8,263)	(293,934)
Transfers into Level 3	132,722	36,685
Transfers out of Level 3	(98,769)	(56,598)
Liabilities, ending balance	225,300	225,471
Recurring Fair Value | Level 3 | Derivative financial instruments | Interest rate contracts
Liabilities
Liabilities, beginning balance	11,078	51,662
Included in earnings	(119)	(4,597)
Purchases	20	13,304
Settlement	(1,900)	(14,011)
Reclassifications	(66)	(177)
Transfers into Level 3	9,975	19,284
Transfers out of Level 3	(8,760)	(26,617)
Liabilities, ending balance	10,228	$ 38,848
Recurring Fair Value | Level 3 | Derivative financial instruments | Equity contracts
Liabilities
Liabilities, beginning balance	1,852
Settlement	$ (1,852)